CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ 54.4	$ 113.7	$ 128.7
Other comprehensive income (loss), net of tax:
Cumulative translation adjustment, net of (provision for) benefit from taxes of $(3.9), $0.0 and $(7.5), respectively	17.4	(80.9)	470.6
Derivative hedging adjustment, net of (provision for) benefit from taxes of $(1.6), $1.7 and $(1.2), respectively	3.6	(6.5)	4.5
Debt and equity securities adjustment, net of (provision for) benefit from taxes of $0.0, $0.0 and $0.0, respectively	1.8	(0.9)	3.7
Pension liability adjustment:
Net gain (loss), net of (provision for) benefit from taxes of $1.9, $1.0 and $(2.8), respectively	(7.8)	(4.3)	5.0
Amortization of actuarial (gain) loss, net of provision for (benefit from) taxes of $(0.6), $(1.7) and $(2.2), respectively	1.9	5.8	5.7
Settlement of U.S. defined benefit pension obligations, net of provision for (benefit from) taxes of $0.0, $(24.4) and $0.0, respectively	0.0	42.6	0.0
Divestiture of business, net of provision for (benefit from) taxes of $(5.3), $0.0 and $(23.9), respectively	12.6	0.0	55.5
Foreign exchange and other effects, net of (provision for) benefit from taxes of $(0.7), $0.2 and $1.9, respectively	(2.2)	1.5	(5.1)
Total pension liability adjustment	4.5	45.6	61.1
Other comprehensive income (loss)	27.3	(42.7)	539.9
Comprehensive income (loss)	$ 81.7	$ 71.0	$ 668.6